QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL INFORMATION
The following table provides quarterly information for the years ended December 31, 2020 and 2019 (In thousands, except per share amounts):

	Three Months Ended
	March 31,	June 30,	September 30, As Restated	December 31, As Restated
2020
Net revenue	$72,728	$75,196	$82,829	$102,103
Cost of revenue (exclusive of depreciation and amortization shown separately below)	$50,159	$52,402	$57,777	$74,393
Net income (loss)	$757	$2,134	$1,262	$(17,867)
Net income (loss) attributable to non-controlling interest	$—	$—	$2,463	$(7,481)
Net income attributable to Digital Media Solutions, Inc.	$757	$2,134	$(1,201)	$(10,386)
Earnings per share - Basic	N/A	N/A	$(0.04)	$(0.32)
Earnings per share - Diluted	N/A	N/A	$(0.04)	$(0.32)

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
2019
Net revenue	$57,822	$57,745	$57,575	$65,154
Cost of revenue (exclusive of depreciation and amortization shown separately below)	$39,118	$38,865	$39,101	$33,450
Net income (loss)	$606	$(111)	$(9,492)	$(2,233)
Net income (loss) attributable to non-controlling interest	$—	$—	$—	$—
Net income attributable to Digital Media Solutions, Inc.	$606	$(111)	$(9,492)	$(2,233)
Earnings per share - Basic	N/A	N/A	N/A	N/A
Earnings per share - Diluted	N/A	N/A	N/A	N/A
Restatement of Previously Issued Unaudited Condensed Consolidated Financial Statements
In lieu of filing amended quarterly reports on Form 10-Q, the following tables represent our restated unaudited condensed consolidated financial statements for each of the quarters during the year ended December 31, 2020, affected by the restatement. See Note 1, Restatement of Previously Issued Consolidated Financial Statements, for additional information.
We have presented a reconciliation from our prior unaudited interim periods, as previously reported, to the restated amounts. The amounts as previously reported were derived from our Quarterly Report on Form 10-Q for the interim period ending September 30, 2020, and from the Annual Report on Form 10-K for the fiscal year ended December 31, 2020.
The following represents the reconciliation of our unaudited interim Consolidated Balance Sheets as of September 30, 2020;

	September 30, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Private Placement Warrant liabilities	$—	$9,400	$9,400
Total liabilities	$263,665	$9,400	$273,065

Additional paid-in-capital	$(43,145)	$(7,126)	$(50,271)
Retained earnings	$5,342	$1,898	$7,240
Total stockholders' deficit	$(37,797)	$(5,228)	$(43,025)
Non-controlling interest	$(32,873)	$(4,172)	$(37,045)
Total deficit	$(70,670)	$(9,400)	$(80,070)
The following represents the reconciliation of our unaudited interim Consolidated Statement of Operations for the three months ended September 30, 2020 and December 31, 2020 and nine months ended September 30, 2020, “As restated” periods);

	Three Months Ended September 30, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
General and administrative expenses	$6,407	$400	$6,807
Income (loss) from operations	$2,879	$400	$2,479
Change in fair value of warrant liabilities	$—	$(3,840)	$(3,840)
Income (loss) from operations before income taxes	$(542)	$3,440	$2,898
Net income (loss)	$(2,178)	$3,440	$1,262
Net loss attributable to non-controlling interest	$(3,315)	$5,777	$2,463
Net income (loss) attributable to Digital Media Solutions, Inc.	$1,137	$(2,338)	$(1,201)

Earnings per share (loss) attributable to Digital Media Solutions, Inc.:
Basic and diluted	$0.04	$(0.03)	$0.01
Weighted-average shares outstanding - basic and diluted	32,294		32,294

	Three Months Ended December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
Change in fair value of warrant liabilities	$—	$12,680	$12,680
Income (loss) from operations before income taxes	$(4,003)	$(12,680)	$(16,683)
Net income (loss)	$(5,187)	$(12,680)	$(17,867)
Net loss attributable to non-controlling interest	$(1,798)	$(5,683)	$(7,481)
Net income (loss) attributable to Digital Media Solutions, Inc.	$(3,389)	$(6,997)	$(10,386)

Earnings per share (loss) attributable to Digital Media Solutions, Inc.:
Basic and diluted	$(0.10)	$(0.22)	$(0.32)
Weighted-average shares outstanding - basic and diluted	32,369		32,369

	Nine Months Ended September 30, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
General and administrative expenses	$16,356	$400	$16,756
Income (loss) from operations	$13,316	$(400)	$12,916
Change in fair value of warrant liabilities	$—	$(3,840)	$(3,840)
Income (loss) from operations before income taxes	$2,614	$3,440	$6,054
Net income (loss)	$713	$3,440	$4,153
Net loss attributable to non-controlling interest	$(424)	$2,887	$2,463
Net income (loss) attributable to Digital Media Solutions, Inc.	$1,137	$553	$1,690

Earnings per share (loss) attributable to Digital Media Solutions, Inc.:
Basic and diluted	$0.04	$0.05	$0.09
Weighted-average shares outstanding - basic and diluted	32,294		32,294
.
Schedule of Error Corrections and Prior Period Adjustments
The impact of this correction for the financial statement line items impacted as of and for the year ended December 31, 2020, is as follows (in millions, except per share data):

	Twelve Months Ended December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
General and administrative expenses	$29,620	$400	$30,020
Income (loss) from operations	$12,351	$400	$11,951
Change in fair value of warrant liabilities	$—	$8,840	$8,840
Income (loss) before income taxes	$(1,389)	$(9,240)	$(10,629)
Net income (loss)	$(4,474)	$(9,240)	$(13,714)
Net income (loss) attributable to non-controlling interest	$(2,222)	$(2,796)	$(5,018)
Net income (loss) attributable to Digital Media Solutions, Inc.	$(2,252)	$(6,444)	$(8,696)

Earnings (loss) per share:
Basic and diluted	$(0.07)	$(0.16)	$(0.23)
Weighted-average shares outstanding - basic and diluted	32,335	32,335	32,335

	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Private Placement Warrant liabilities	$—	$22,080	$22,080
Total liabilities	$276,025	$22,080	$298,105

Additional paid-in-capital	$(40,901)	$(7,126)	$(48,027)
Retained earnings	$1,953	$(5,099)	$(3,146)
Total stockholders' deficit	$(38,942)	$(12,225)	$(51,167)
Non-controlling interest	$(34,663)	$(9,855)	$(44,518)
Total deficit	$(73,605)	$(22,080)	$(95,685)
The following represents the reconciliation of our unaudited interim Consolidated Balance Sheets as of September 30, 2020;

	September 30, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Private Placement Warrant liabilities	$—	$9,400	$9,400
Total liabilities	$263,665	$9,400	$273,065

Additional paid-in-capital	$(43,145)	$(7,126)	$(50,271)
Retained earnings	$5,342	$1,898	$7,240
Total stockholders' deficit	$(37,797)	$(5,228)	$(43,025)
Non-controlling interest	$(32,873)	$(4,172)	$(37,045)
Total deficit	$(70,670)	$(9,400)	$(80,070)
The following represents the reconciliation of our unaudited interim Consolidated Statement of Operations for the three months ended September 30, 2020 and December 31, 2020 and nine months ended September 30, 2020, “As restated” periods);

	Three Months Ended September 30, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
General and administrative expenses	$6,407	$400	$6,807
Income (loss) from operations	$2,879	$400	$2,479
Change in fair value of warrant liabilities	$—	$(3,840)	$(3,840)
Income (loss) from operations before income taxes	$(542)	$3,440	$2,898
Net income (loss)	$(2,178)	$3,440	$1,262
Net loss attributable to non-controlling interest	$(3,315)	$5,777	$2,463
Net income (loss) attributable to Digital Media Solutions, Inc.	$1,137	$(2,338)	$(1,201)

Earnings per share (loss) attributable to Digital Media Solutions, Inc.:
Basic and diluted	$0.04	$(0.03)	$0.01
Weighted-average shares outstanding - basic and diluted	32,294		32,294

	Three Months Ended December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
Change in fair value of warrant liabilities	$—	$12,680	$12,680
Income (loss) from operations before income taxes	$(4,003)	$(12,680)	$(16,683)
Net income (loss)	$(5,187)	$(12,680)	$(17,867)
Net loss attributable to non-controlling interest	$(1,798)	$(5,683)	$(7,481)
Net income (loss) attributable to Digital Media Solutions, Inc.	$(3,389)	$(6,997)	$(10,386)

Earnings per share (loss) attributable to Digital Media Solutions, Inc.:
Basic and diluted	$(0.10)	$(0.22)	$(0.32)
Weighted-average shares outstanding - basic and diluted	32,369		32,369

	Nine Months Ended September 30, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statements of Earnings (Loss):
General and administrative expenses	$16,356	$400	$16,756
Income (loss) from operations	$13,316	$(400)	$12,916
Change in fair value of warrant liabilities	$—	$(3,840)	$(3,840)
Income (loss) from operations before income taxes	$2,614	$3,440	$6,054
Net income (loss)	$713	$3,440	$4,153
Net loss attributable to non-controlling interest	$(424)	$2,887	$2,463
Net income (loss) attributable to Digital Media Solutions, Inc.	$1,137	$553	$1,690

Earnings per share (loss) attributable to Digital Media Solutions, Inc.:
Basic and diluted	$0.04	$0.05	$0.09
Weighted-average shares outstanding - basic and diluted	32,294		32,294